Shareholders' Equity (Details 1) - Stock Option [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	314,125
Weighted average remaining contractual life (years)	2 years 7 months 24 days
Options exercisable	182,584
Weighted average Remaining Contractual life of options exercisable (years)	1 year 7 months 17 days
2.126 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 2.126
Options outstanding	30,000
Weighted average remaining contractual life (years)	3 years 10 months 10 days
Options exercisable	10,002
Weighted average Remaining Contractual life of options exercisable (years)	3 years 10 months 10 days
2.131 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 2.131
Options outstanding	75,000
Weighted average remaining contractual life (years)	4 years 11 months 4 days
Options exercisable
2.237 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 2.237
Options outstanding	26,625
Weighted average remaining contractual life (years)	2 years 9 months 22 days
Options exercisable	17,749
2.96 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 2.96
Options outstanding	73,000
Weighted average remaining contractual life (years)	2 years 4 months 17 days
Options exercisable	45,333
Weighted average Remaining Contractual life of options exercisable (years)	3 years 4 months 17 days
3.88 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 3.88
Options outstanding	375
Weighted average remaining contractual life (years)	1 year 10 months 17 days
Options exercisable	375
Weighted average Remaining Contractual life of options exercisable (years)	1 year 10 months 17 days
3.88 One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 3.88
Options outstanding	90,000
Weighted average remaining contractual life (years)	10 months 6 days
Options exercisable	90,000
Weighted average Remaining Contractual life of options exercisable (years)	10 months 6 days
4.02 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 4.02
Options outstanding	5,000
Weighted average remaining contractual life (years)	1 year 6 months 14 days
Options exercisable	5,000
Weighted average Remaining Contractual life of options exercisable (years)	1 year 6 months 14 days
6.67 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 6.67
Options outstanding	10,000
Weighted average remaining contractual life (years)	1 year 3 months 11 days
Options exercisable	10,000
Weighted average Remaining Contractual life of options exercisable (years)	1 year 3 months 11 days
6.67 One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 6.67
Options outstanding	375
Weighted average remaining contractual life (years)	1 year 3 months 11 days
Options exercisable	375
Weighted average Remaining Contractual life of options exercisable (years)	1 year 3 months 11 days
33.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 33.60
Options outstanding	3,750
Weighted average remaining contractual life (years)	2 months 23 days
Options exercisable	3,750
Weighted average Remaining Contractual life of options exercisable (years)	2 months 23 days